Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Trade and other receivables	$ 563	$ (27)	$ 666	$ (183)
Inventory		4	(39)	832
Prepaid expenses and other current assets	233	754	548	853
Payables and accrued liabilities	298	(770)	(17)	(1,221)
Taxes payable			(129)
Deferred revenues	84	23	1,314	(372)
Employee future benefits	(68)	(123)	(225)	(338)
Changes in operating assets and liabilities	$ 1,110	$ (139)	$ 2,118	$ (429)